EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2015
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

12. EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows:

	For the Six Months Ended June 30,
	2014	2015
Net loss attributed to holder of ordinary shares	$(13,830)	$(20,328)
Net loss adjusted for dilutive securities	(13,830)	(20,328)
Weighted-average number of common shares outstanding-basic and diluted	203,370,722	204,275,041
Basic loss per share	$(0.07)	$(0.10)
Diluted loss per share	$(0.07)	$(0.10)

Diluted earnings per share excludes 22,915,216 and 11,792,642 common shares issuable upon the assumed conversion of the convertible debt, share options and restricted shares for six months ended June 30, 2014 and 2015, respectively, as their effect would have been anti-dilutive.

The Company issues ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. As of December 31, 2014 and June 30, 2015, there are 1,068,600 and 318,600 ordinary shares, respectively, are legally issued to the share depository bank but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share.